REVENUE AND DEFERRED REVENUE (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	82.00%	83.00%	80.00%